Other disclosures - Fee to statutory auditors - Fee to statutory auditors (Details) - DKK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Additional information [abstract]
Statutory audit	kr 26	kr 26	kr 26
Audit-related services	3	3	4
Tax advisory services	4	9	11
Other services	4	4	4
Total fee to statutory auditors	37	42	45
Fees for other services than statutory audit	11	16	19
Other services	kr 6	kr 9	kr 12